Related party transactions - Service agreements and products with related parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Service Agreements
Transactions
Sales of goods and services	€ 24,688	€ 53,625	€ 62,626
Purchases of goods and services	131,497	134,946	126,046
Balances
Accounts receivable	76,010	70,338
Accounts payable	11,599	6,776
Accrued expenses	5,368	8,352
Products
Transactions
Sales of goods and services	41,180	44,774	33,564
Purchases of goods and services	518,264	506,753	438,848
Balances
Accounts receivable	10,330	16,803
Accounts payable	62,939	39,667
Fresenius SE | Service Agreements
Transactions
Sales of goods and services	250	153	445
Purchases of goods and services	29,174	29,114	24,456
Balances
Accounts receivable	251	35
Accounts payable	3,655	360
Fresenius SE | Products
Transactions
Sales of goods and services		3
Fresenius SE affiliates | Service Agreements
Transactions
Sales of goods and services	4,708	4,420	3,819
Purchases of goods and services	102,323	105,832	101,590
Balances
Accounts receivable	824	2,003
Accounts payable	7,944	6,416
Fresenius SE affiliates | Products
Transactions
Sales of goods and services	41,180	44,771	33,564
Purchases of goods and services	44,164	37,279	39,181
Balances
Accounts receivable	10,330	16,803
Accounts payable	5,732	3,405
Equity method investees | Service Agreements
Transactions
Sales of goods and services	19,730	49,052	58,362
Balances
Accounts receivable	74,935	68,300
Equity method investees | Products
Transactions
Purchases of goods and services	474,100	469,474	€ 399,667
Balances
Accounts payable	€ 57,207	€ 36,262